RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Summary of compensation was awarded to key management personnel

(in thousands)	2023	2022

Salaries and short-term employee benefits	$(3,302)	$(3,251)
Share-based compensation	(2,865)	(3,083)
Key management personnel compensation	$(6,167)	$(6,334)